17. EARNINGS (LOSS) PER SHARE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Earnings Loss Per Share Details Narrative Abstract
Preferred stock deemed dividend	$ 0	$ 0	$ 0	$ (5,227,247)